                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.

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1.  Name and address of issuer:

                          MFS Variable Insurance Trust
                          500 Boylston Street
                          Boston, MA 02116
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2.  Name of each series or class of funds for which this notice is filed:

        SERIES                               CLASS(ES) OF SHARES
        ------                               -------------------

        MFS OTC Series                       Each Series currently has one
        MFS Growth Series                    class of shares, entitled Shares
        MFS Research Series                  of Beneficial Interest (without
        MFS Growth with Income Series        par value)
        MFS Total Return Series
        MFS Utilities Series
        MFS High Income Series
        MFS World Government Series
        MFS Strategic Fixed Income Series
        MFS Bond Series
        MFS Limited Maturity Series
        MFS Money Market Series

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3.  Investment Company Act File Number:  811-8326

    Securities Act File Number:  33-74668


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4.  Last day of fiscal year for which this notice is filed:  December 31, 1995

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                          /  /

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    Not Applicable

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                       0

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                       0
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 9.  Number and aggregate sale price of securities sold during the fiscal year:


     9,237 Shares were sold for an aggregate sale price of $107,240 .


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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


     9,237 Shares were sold for an aggregate sale price of $107,240 .


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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


As permitted by instruction B.7, DRIP Shares are included in the securities reported in Item 9.


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12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during      $      107,240
          the fiscal year in reliance on rule 24f-2 (from     ---------------
          Item 10):

    (ii)  Aggregate price of shares issued in connection      +(included in (i))
          with dividend reinvestment plans (from Item 11,     ---------------
          if applicable):

   (iii)  Aggregate price of shares redeemed or repurchased   -            0
          during the fiscal year (if applicable):             ---------------

    (iv)  Aggregate price of shares redeemed or repurchased   +            0
          and previously applied as a reduction to filing     ---------------
          fees pursuant to rule 24e-2 (if applicable):

     (v)  Net aggregate price of securities sold and issued                0
          during the fiscal year in reliance of rule 24f-2    ---------------
          [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

    (vi)  Multiplier prescribed by Section 6(b) of the        X    1/29 of 1%
          Securities Act of 1933 or other applicable law      ---------------
          or regulation (see Instruction C.6):

   (vii)  Fee due [line (i) or line (v) multiplied by         $        36.98
          line (vi)]:                                         ===============

Instruction:  Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                           /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
     February 23, 1996

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ JAMES R. BORDEWICK, JR., ASSISTANT SECRETARY
                         ------------------------------------------------------

                 James R. Bordewick, Jr., Assistant Secretary
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Date  February 26, 1996
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* Please print the name and title of the signing officer below the signature.

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                                                        February 29, 1996

MFS Variable Insurance Trust
500 Boylston Street
Boston, MA 02116

Re:  Rule 24f-2 Notice

Gentlemen:

     I am Vice President and Associate General Counsel of Massachusetts Financial Services Company, which serves as investment adviser to MFS Variable Insurance Trust (the "Trust"), and the Assistant Secretary of the Trust. I am admitted to practice law in The Commonwealth of Massachusetts. The Trust was created under a written Declaration of Trust dated January 28, 1994, executed and delivered in Boston, Massachusetts, as amended (the "Declaration of Trust"). The beneficial interest thereunder is represented by transferable shares without par value. The Trustees have the powers set forth in the Declaration of Trust, subject to the terms, provisions and conditions therein provided.

     I am of the opinion that the legal requirements have been complied with in the creation of the Trust, and that said Declaration of Trust is legal and valid.

     Under Article III, Section 3.4 and Article VI, Section 6.4 of the Declaration of Trust, the Trustees are empowered, in their discretion, from time to time to issue shares of the Trust for such amount and type of consideration, at such time or times and on such terms as the Trustees may deem best. Under
Article VI, Section 6.1, it is provided that the number of shares of beneficial interest authorized to be issued under the Declaration of Trust is unlimited.

     By vote adopted on January 28, 1994, the Trustees of the Trust determined to sell to the public the authorized but unissued shares of beneficial interest of the Trust for cash at a price which will net the Trust (before taxes) not less than the net asset value thereof, as defined in the Trust's By-Laws, determined next after the sale is made or at some later time after such sale.

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Trust has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933.

     The Trust is about to file a notice pursuant to Rule 24f-2 making definite the registration of 9,237 shares of beneficial interest of the Trust (the "Shares") sold in reliance upon said Rule 24f-2 during the fiscal year ending December 31, 1995.

     I have examined a certificate of the Treasurer of the Trust to the effect that the Trust received the cash consideration for each of the Shares in accordance with the terms of the January 28, 1994 vote of the Trustees described above.

     I am of the opinion that all necessary Trust action precedent to the issue of all the authorized but unissued shares of beneficial interest of the Trust, including the Shares, has been duly taken, and that all the Shares were legally and validly issued, and are fully paid and non-assessable, except as described below. I express no opinion as to compliance with the Securities Act of 1933, the Investment Company Act of 1940, or applicable state "Blue Sky" or securities laws in connection with the sale of the Shares.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     I consent to your filing this opinion with the Securities and Exchange Commission together with the Rule 24f-2 Notice referred to above.

                                            Very truly yours,

                                            /s/ JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.